Commitments and Contingencies - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Accrued expenses	¥ 14,529	$ 1,990	¥ 38,605